Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Payables
Trade payables	$ 360,235	$ 402,735
Related parties	9,887	11,345
Trade payables	$ 370,122	$ 414,080